Other (Loss) Gain (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other gains and losses [Line Items]
Unrealized gain on non-hedging derivatives	$ (0.3)	$ 0.4
Reduction of obligation to renounce flow-through exploration expenditures	2.7	0.0
Holding and Arbitration Costs	(5.0)	(1.6)
Loss on disposal of assets	0.7	1.5
Severance Costs	0.0	(0.9)
Other	(2.3)	(2.6)
Other loss	(5.1)	(7.2)
Silver Stream
Disclosure of other gains and losses [Line Items]
Gain (loss) on fair value adjustment	2.6	0.0
Milestone Payments
Disclosure of other gains and losses [Line Items]
Unrealized gain on non-hedging derivatives	(1.1)	0.0
Holding Costs	$ (1.0)	$ (1.0)